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                              PIMCO ADVISORS VIT
                    OPCAP U.S. GOVERNMENT INCOME PORTFOLIO

                       Supplement dated October 27, 2004
                      to the Prospectus dated May 1, 2004

At a meeting of the Board of Trustees of PIMCO Advisors VIT (the "Fund") held on October 21, 2004, the Board approved the closing and termination of the above-referenced Portfolio of the Fund. The Portfolio will cease accepting new investments as soon as reasonably practicable given the operational considerations of the user insurance companies. Within a reasonable time thereafter, the Portfolio will close and permanently cease investment operations. Shareholders of the Portfolio are encouraged to find a suitable replacement investment for any assets they have invested in the Portfolio before the closing and termination.




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                           PIMCO ADVISORS VIT
                      NFJ SMALL CAP VALUE PORTFOLIO

                    Supplement dated October 27, 2004
                   to the Prospectus dated May 1, 2004

At a meeting of the Board of Trustees of PIMCO Advisors VIT (the "Fund") held on October 21, 2004, the Board approved the closing and termination of the above-referenced Portfolio of the Fund. The Portfolio will cease accepting new investments as soon as reasonably practicable given the operational considerations of the user insurance companies. Within a reasonable time thereafter, the Portfolio will close and permanently cease investment operations. Shareholders of the Portfolio are encouraged to find a suitable replacement investment for any assets they have invested in the Portfolio before the closing and termination.


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                           PIMCO ADVISORS VIT
                   PEA SCIENCE & TECHNOLOGY PORTFOLIO

                    Supplement dated October 27, 2004
                   to the Prospectus dated May 1, 2004


At a meeting of the Board of Trustees of PIMCO Advisors VIT (the "Fund") held on October 21, 2004, the Board approved the closing and termination of the above-referenced Portfolio of the Fund. The Portfolio will cease accepting new investments as soon as reasonably practicable given the operational considerations of the user insurance companies. Within a reasonable time thereafter, the Portfolio will close and permanently cease investment operations. Shareholders of the Portfolio are encouraged to find a suitable replacement investment for any assets they have invested in the Portfolio before the closing and termination.